December 23, 1999

VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

ATTN:	Office of Filings, Information and Consumer Services

RE:	Wilshire Target Funds, Inc. (the "Company")
	File Nos.  33-50390 and 811-7076

Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the above-referenced Company does not differ from that contained in Post-Effective Amendment No. 19 (the "Amendment") to the Company's Registration Statement on Form N-1A. This Amendment was filed electronically on December 22, 1999 as Accession No. 0000927405-99-000388.

	Any comments on this filing should be directed to Raina
Williams, at (617) 535-0536.

	Please return an electronic transmittal as evidence of your receipt of this filing.

							Very truly yours,
							/s/Julie A. Tedesco
							Julie A. Tedesco
							Vice-President